Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Mortgage notes payable	$ 93,127	$ 95,383
5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	49,274	50,118
Interest rate (as a percent)	5.73%	5.73%
Unamortized fair value premium included in mortgage notes	621
6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	24,441	24,713
Interest rate (as a percent)	6.21%	6.21%
7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	10,247	10,559
Interest rate (as a percent)	7.00%	7.00%
Unamortized fair value premium included in mortgage notes	878
8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	9,165	9,993
Interest rate (as a percent)	8.15%	8.15%
Unamortized fair value premium included in mortgage notes	651
Carrying Amount
Fair Value of Financial Instruments
Mortgage notes payable	93,127
Carrying Amount | 5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	49,274
Carrying Amount | 6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	24,441
Carrying Amount | 7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	10,247
Carrying Amount | 8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	9,165
Fair Value
Fair Value of Financial Instruments
Mortgage notes payable	99,812
Fair Value | 5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	51,117
Fair Value | 6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	27,109
Fair Value | 7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	11,126
Fair Value | 8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	$ 10,460